Liquidity - Commercial Paper (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Commercial paper, outstanding	€ 1,099.5
Interest rate	1.09%	1.33%	1.29%
Carrying amount of commercial paper	€ 1,100.5
Commercial Papers
Disclosure of financial liabilities [line items]
Weighted average interest rate	(0.38%)
Commercial Papers | Highest
Disclosure of financial liabilities [line items]
Maturities	6 months